Bank borrowings- Maturity schedule (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	$ 667	¥ 4,304	¥ 1,990
Bank borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
Within 1 year		4,304
Between 1 to 2 years		682
Between 2 to 3 years		520
Between 3 to 4 years		502
Between 4 to 5 years		167
Total borrowings		¥ 6,175	¥ 3,599